Annual Total Returns	0 Months Ended
Jun. 01, 2013
(WFA Money Market Funds - Classes A, B, C) | (WFA California Municipal Money Market Fund) | Class A
Bar Chart Table:
Annual Return 2003	0.39%
Annual Return 2004	0.58%
Annual Return 2005	1.75%
Annual Return 2006	2.77%
Annual Return 2007	2.98%
Annual Return 2008	1.55%
Annual Return 2009	0.03%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
Annual Return 2012	0.02%
(WFA Money Market Funds - Classes A, B, C) | (WFA Municipal Money Market Fund) | Class A
Bar Chart Table:
Annual Return 2003	0.52%
Annual Return 2004	0.62%
Annual Return 2005	1.76%
Annual Return 2006	2.75%
Annual Return 2007	3.01%
Annual Return 2008	1.81%
Annual Return 2009	0.11%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
Annual Return 2012	0.03%
(WFA Money Market Funds - Classes A, B, C) | (WFA National Tax-Free Money Market Fund) | Class A
Bar Chart Table:
Annual Return 2003	0.46%
Annual Return 2004	0.60%
Annual Return 2005	1.80%
Annual Return 2006	2.83%
Annual Return 2007	3.04%
Annual Return 2008	1.65%
Annual Return 2009	0.07%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
Annual Return 2012	0.02%
(WFA Money Market Funds - Classes A, B, C) | (WFA Treasury Plus Money Market Fund) | Class A
Bar Chart Table:
Annual Return 2003	0.53%
Annual Return 2004	0.68%
Annual Return 2005	2.49%
Annual Return 2006	4.37%
Annual Return 2007	4.36%
Annual Return 2008	1.19%
Annual Return 2009	0.01%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Classes A, B, C) | (WFA Government Money Market Fund) | Class A
Bar Chart Table:
Annual Return 2003	0.52%
Annual Return 2004	0.77%
Annual Return 2005	2.62%
Annual Return 2006	4.45%
Annual Return 2007	4.62%
Annual Return 2008	1.73%
Annual Return 2009	0.02%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Classes A, B, C) | (WFA 100% Treasury Money Market Fund) | Class A
Bar Chart Table:
Annual Return 2003	0.44%
Annual Return 2004	0.62%
Annual Return 2005	2.35%
Annual Return 2006	4.13%
Annual Return 2007	4.12%
Annual Return 2008	1.15%
Annual Return 2009	0.03%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
Annual Return 2012	0.00%
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class A
Bar Chart Table:
Annual Return 2003	0.49%
Annual Return 2004	0.68%
Annual Return 2005	2.53%
Annual Return 2006	4.38%
Annual Return 2007	4.67%
Annual Return 2008	2.24%
Annual Return 2009	0.12%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Administrator Class) | (WFA Heritage Money Market Fund) | Administrator Class
Bar Chart Table:
Annual Return 2003	0.85%
Annual Return 2004	1.04%
Annual Return 2005	2.89%
Annual Return 2006	4.75%
Annual Return 2007	5.07%
Annual Return 2008	2.69%
Annual Return 2009	0.36%
Annual Return 2010	0.03%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Administrator Class) | (WFA Municipal Cash Management Money Market Fund) | Administrator Class
Bar Chart Table:
Annual Return 2003	1.05%
Annual Return 2004	1.16%
Annual Return 2005	2.36%
Annual Return 2006	3.38%
Annual Return 2007	3.61%
Annual Return 2008	2.50%
Annual Return 2009	0.54%
Annual Return 2010	0.11%
Annual Return 2011	0.02%
Annual Return 2012	0.05%
(WFA Money Market Funds - Administrator Class) | (WFA California Municipal Money Market Fund) | Administrator Class
Bar Chart Table:
Annual Return 2003	0.59%
Annual Return 2004	0.78%
Annual Return 2005	1.96%
Annual Return 2006	2.97%
Annual Return 2007	3.18%
Annual Return 2008	1.95%
Annual Return 2009	0.27%
Annual Return 2010	0.07%
Annual Return 2011	0.02%
Annual Return 2012	0.02%
(WFA Money Market Funds - Administrator Class) | (WFA National Tax-Free Money Market Fund) | Administrator Class
Bar Chart Table:
Annual Return 2003	0.66%
Annual Return 2004	0.80%
Annual Return 2005	2.10%
Annual Return 2006	3.19%
Annual Return 2007	3.40%
Annual Return 2008	2.01%
Annual Return 2009	0.26%
Annual Return 2010	0.04%
Annual Return 2011	0.02%
Annual Return 2012	0.02%
(WFA Money Market Funds - Administrator Class) | (WFA Treasury Plus Money Market Fund) | Administrator Class
Bar Chart Table:
Annual Return 2003	0.80%
Annual Return 2004	0.98%
Annual Return 2005	2.80%
Annual Return 2006	4.68%
Annual Return 2007	4.67%
Annual Return 2008	1.42%
Annual Return 2009	0.01%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Administrator Class) | (WFA Government Money Market Fund) | Administrator Class
Bar Chart Table:
Annual Return 2003	0.79%
Annual Return 2004	1.07%
Annual Return 2005	2.92%
Annual Return 2006	4.76%
Annual Return 2007	4.93%
Annual Return 2008	2.02%
Annual Return 2009	0.07%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Administrator Class) | (WFA Cash Investment Money Market Fund) | Administrator Class
Bar Chart Table:
Annual Return 2003	0.84%
Annual Return 2004	1.11%
Annual Return 2005	2.95%
Annual Return 2006	4.80%
Annual Return 2007	5.10%
Annual Return 2008	2.68%
Annual Return 2009	0.39%
Annual Return 2010	0.04%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Administrator Class) | (WFA 100% Treasury Money Market Fund) | Administrator Class
Bar Chart Table:
Annual Return 2003	0.61%
Annual Return 2004	0.77%
Annual Return 2005	2.50%
Annual Return 2006	4.28%
Annual Return 2007	4.28%
Annual Return 2008	1.29%
Annual Return 2009	0.03%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
Annual Return 2012	0.00%
(WFA Money Market Funds - Daily Class) | (WFA Money Market Fund) | Class Daily
Bar Chart Table:
Annual Return 2003	0.49%
Annual Return 2004	0.68%
Annual Return 2005	2.53%
Annual Return 2006	4.38%
Annual Return 2007	4.67%
Annual Return 2008	2.24%
Annual Return 2009	0.12%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Institutional Class) | (WFA Heritage Money Market Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	1.07%
Annual Return 2004	1.27%
Annual Return 2005	3.10%
Annual Return 2006	4.96%
Annual Return 2007	5.24%
Annual Return 2008	2.82%
Annual Return 2009	0.49%
Annual Return 2010	0.13%
Annual Return 2011	0.06%
Annual Return 2012	0.05%
(WFA Money Market Funds - Institutional Class) | (WFA Municipal Cash Management Money Market Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	1.05%
Annual Return 2004	1.16%
Annual Return 2005	2.36%
Annual Return 2006	3.38%
Annual Return 2007	3.61%
Annual Return 2008	2.50%
Annual Return 2009	0.54%
Annual Return 2010	0.16%
Annual Return 2011	0.06%
Annual Return 2012	0.08%
(WFA Money Market Funds - Institutional Class) | (WFA California Municipal Money Market Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	0.59%
Annual Return 2004	0.78%
Annual Return 2005	1.96%
Annual Return 2006	2.97%
Annual Return 2007	3.18%
Annual Return 2008	1.95%
Annual Return 2009	0.27%
Annual Return 2010	0.12%
Annual Return 2011	0.03%
Annual Return 2012	0.02%
(WFA Money Market Funds - Institutional Class) | (WFA Municipal Money Market Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	0.82%
Annual Return 2004	0.92%
Annual Return 2005	2.07%
Annual Return 2006	3.06%
Annual Return 2007	3.32%
Annual Return 2008	2.12%
Annual Return 2009	0.26%
Annual Return 2010	0.09%
Annual Return 2011	0.06%
Annual Return 2012	0.07%
(WFA Money Market Funds - Institutional Class) | (WFA National Tax-Free Money Market Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	0.87%
Annual Return 2004	1.05%
Annual Return 2005	2.26%
Annual Return 2006	3.29%
Annual Return 2007	3.51%
Annual Return 2008	2.11%
Annual Return 2009	0.36%
Annual Return 2010	0.12%
Annual Return 2011	0.05%
Annual Return 2012	0.03%
(WFA Money Market Funds - Institutional Class) | (WFA Treasury Plus Money Market Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	0.95%
Annual Return 2004	1.14%
Annual Return 2005	2.95%
Annual Return 2006	4.84%
Annual Return 2007	4.82%
Annual Return 2008	1.54%
Annual Return 2009	0.04%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Institutional Class) | (WFA Government Money Market Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	0.85%
Annual Return 2004	1.22%
Annual Return 2005	3.08%
Annual Return 2006	4.92%
Annual Return 2007	5.08%
Annual Return 2008	2.18%
Annual Return 2009	0.15%
Annual Return 2010	0.03%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Institutional Class) | (WFA Cash Investment Money Market Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	1.04%
Annual Return 2004	1.26%
Annual Return 2005	3.10%
Annual Return 2006	4.95%
Annual Return 2007	5.25%
Annual Return 2008	2.82%
Annual Return 2009	0.52%
Annual Return 2010	0.15%
Annual Return 2011	0.07%
Annual Return 2012	0.06%
(WFA Money Market Funds - Investor Class) | (WFA Municipal Money Market Fund) | Investor Class
Bar Chart Table:
Annual Return 2003	0.82%
Annual Return 2004	0.92%
Annual Return 2005	2.07%
Annual Return 2006	3.06%
Annual Return 2007	3.32%
Annual Return 2008	2.12%
Annual Return 2009	0.26%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
Annual Return 2012	0.03%
(WFA Money Market Funds - Investor Class) | (WFA Money Market Fund) | Investor Class
Bar Chart Table:
Annual Return 2003	0.49%
Annual Return 2004	0.68%
Annual Return 2005	2.60%
Annual Return 2006	4.50%
Annual Return 2007	4.78%
Annual Return 2008	2.35%
Annual Return 2009	0.17%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Select Class) | (WFA Heritage Money Market Fund) | Select Class
Bar Chart Table:
Annual Return 2003	1.07%
Annual Return 2004	1.27%
Annual Return 2005	3.10%
Annual Return 2006	4.96%
Annual Return 2007	5.26%
Annual Return 2008	2.90%
Annual Return 2009	0.56%
Annual Return 2010	0.20%
Annual Return 2011	0.13%
Annual Return 2012	0.12%
(WFA Money Market Funds - Select Class) | (WFA Cash Investment Money Market Fund) | Select Class
Bar Chart Table:
Annual Return 2003	1.04%
Annual Return 2004	1.26%
Annual Return 2005	3.10%
Annual Return 2006	4.95%
Annual Return 2007	5.27%
Annual Return 2008	2.89%
Annual Return 2009	0.59%
Annual Return 2010	0.22%
Annual Return 2011	0.14%
Annual Return 2012	0.13%
(WFA Heritage Money Market Fund - Select Class) | (WFA Heritage Money Market Fund) | Select Class
Bar Chart Table:
Annual Return 2003	1.07%
Annual Return 2004	1.27%
Annual Return 2005	3.10%
Annual Return 2006	4.96%
Annual Return 2007	5.26%
Annual Return 2008	2.90%
Annual Return 2009	0.56%
Annual Return 2010	0.20%
Annual Return 2011	0.13%
Annual Return 2012	0.12%
(WFA Money Market Funds - Service Class) | (WFA Heritage Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2003	0.85%
Annual Return 2004	1.04%
Annual Return 2005	2.89%
Annual Return 2006	4.75%
Annual Return 2007	5.07%
Annual Return 2008	2.69%
Annual Return 2009	0.36%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Service Class) | (WFA Municipal Cash Management Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2003	0.80%
Annual Return 2004	0.90%
Annual Return 2005	2.10%
Annual Return 2006	3.12%
Annual Return 2007	3.35%
Annual Return 2008	2.24%
Annual Return 2009	0.31%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.05%
(WFA Money Market Funds - Service Class) | (WFA California Municipal Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2003	0.59%
Annual Return 2004	0.78%
Annual Return 2005	1.96%
Annual Return 2006	2.97%
Annual Return 2007	3.18%
Annual Return 2008	1.76%
Annual Return 2009	0.10%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
Annual Return 2012	0.02%
(WFA Money Market Funds - Service Class) | (WFA Municipal Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2003	0.82%
Annual Return 2004	0.92%
Annual Return 2005	2.07%
Annual Return 2006	3.06%
Annual Return 2007	3.32%
Annual Return 2008	2.12%
Annual Return 2009	0.26%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
Annual Return 2012	0.03%
(WFA Money Market Funds - Service Class) | (WFA National Tax-Free Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2003	0.66%
Annual Return 2004	0.80%
Annual Return 2005	2.00%
Annual Return 2006	3.04%
Annual Return 2007	3.25%
Annual Return 2008	1.86%
Annual Return 2009	0.16%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
Annual Return 2012	0.02%
(WFA Money Market Funds - Service Class) | (WFA Treasury Plus Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2003	0.68%
Annual Return 2004	0.83%
Annual Return 2005	2.64%
Annual Return 2006	4.52%
Annual Return 2007	4.51%
Annual Return 2008	1.30%
Annual Return 2009	0.01%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Service Class) | (WFA Government Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2003	0.72%
Annual Return 2004	0.91%
Annual Return 2005	2.77%
Annual Return 2006	4.60%
Annual Return 2007	4.77%
Annual Return 2008	1.87%
Annual Return 2009	0.04%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Service Class) | (WFA Cash Investment Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2003	0.78%
Annual Return 2004	0.95%
Annual Return 2005	2.80%
Annual Return 2006	4.64%
Annual Return 2007	4.94%
Annual Return 2008	2.51%
Annual Return 2009	0.26%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Service Class) | (WFA 100% Treasury Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2003	0.61%
Annual Return 2004	0.77%
Annual Return 2005	2.50%
Annual Return 2006	4.28%
Annual Return 2007	4.28%
Annual Return 2008	1.29%
Annual Return 2009	0.03%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
Annual Return 2012	0.00%
(WFA Money Market Funds - Service Class) | (WFA Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2003	0.49%
Annual Return 2004	0.68%
Annual Return 2005	2.60%
Annual Return 2006	4.50%
Annual Return 2007	4.78%
Annual Return 2008	2.35%
Annual Return 2009	0.17%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Sweep Class) | (WFA California Municipal Money Market Fund) | Class Sweep
Bar Chart Table:
Annual Return 2003	0.59%
Annual Return 2004	0.78%
Annual Return 2005	1.96%
Annual Return 2006	2.97%
Annual Return 2007	3.18%
Annual Return 2008	1.76%
Annual Return 2009	0.10%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
Annual Return 2012	0.02%
(WFA Money Market Funds - Sweep Class) | (WFA Municipal Money Market Fund) | Class Sweep
Bar Chart Table:
Annual Return 2003	0.23%
Annual Return 2004	0.32%
Annual Return 2005	1.46%
Annual Return 2006	2.45%
Annual Return 2007	2.71%
Annual Return 2008	1.51%
Annual Return 2009	0.04%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
Annual Return 2012	0.03%
(WFA Money Market Funds - Sweep Class) | (WFA National Tax-Free Money Market Fund) | Class Sweep
Bar Chart Table:
Annual Return 2003	0.58%
Annual Return 2004	0.60%
Annual Return 2005	1.80%
Annual Return 2006	2.83%
Annual Return 2007	3.04%
Annual Return 2008	1.65%
Annual Return 2009	0.07%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
Annual Return 2012	0.02%
(WFA Money Market Funds - Sweep Class) | (WFA Treasury Plus Money Market Fund) | Class Sweep
Bar Chart Table:
Annual Return 2003	0.61%
Annual Return 2004	0.68%
Annual Return 2005	2.49%
Annual Return 2006	4.37%
Annual Return 2007	4.36%
Annual Return 2008	1.19%
Annual Return 2009	0.01%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Sweep Class) | (WFA Government Money Market Fund) | Class Sweep
Bar Chart Table:
Annual Return 2003	0.72%
Annual Return 2004	0.91%
Annual Return 2005	2.77%
Annual Return 2006	4.60%
Annual Return 2007	4.77%
Annual Return 2008	1.87%
Annual Return 2009	0.04%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Sweep Class) | (WFA 100% Treasury Money Market Fund) | Class Sweep
Bar Chart Table:
Annual Return 2003	0.61%
Annual Return 2004	0.77%
Annual Return 2005	2.50%
Annual Return 2006	4.28%
Annual Return 2007	4.28%
Annual Return 2008	1.29%
Annual Return 2009	0.03%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
Annual Return 2012	0.00%